DISTRIBUTIONS - Disclosure of Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of classes of share capital [line items]
Partnership distributions	$ (1,576)	[1]	$ (1,453)	[2]	$ (1,352)	[3]
Partnership preferred distributions	(68)	[1]	(63)	[2]	(66)	[3]
Total Distributions	$ (1,644)		$ (1,516)		$ (1,418)
Preferred unitholders (usd per share)	$ 1.14		$ 1.07		$ 1.06
Non-controlling interest— BIPC exchangeable shares and class A.2 exchangeable shares
Disclosure of classes of share capital [line items]
Partnership distributions	$ (212)	[1]	$ (176)	[2]	$ (160)	[3]
Partnership preferred distributions	$ (12)	[1]	$ (9)	[2]	$ (9)	[3]
Partnership distributions (usd per share)	$ 1.62		$ 1.53		$ 1.44
Non-controlling Interest - Exchange LP Units, equity
Disclosure of classes of share capital [line items]
Partnership distributions	$ (8)	[1],[4]	$ (9)	[2],[5]	$ (11)	[3],[6]
Partnership distributions (usd per share)	$ 1.62		$ 1.53		$ 1.44
Preferred Unitholders Capital
Disclosure of classes of share capital [line items]
Partnership preferred distributions	$ (52)		$ (47)		$ (50)
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Partnership distributions	$ (16)		$ (16)		$ (16)
Partnership distributions (usd per share)	$ 1.28		$ 1.28		$ 1.28
Limited Partners
Disclosure of classes of share capital [line items]
Partnership distributions	$ (748)		$ (701)		$ (660)
Partnership distributions (usd per share)	$ 1.62		$ 1.53		$ 1.44
General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ (296)	[1]	$ (269)	[2]	$ (244)	[3]
Partnership distributions (usd per share)	$ 1.62		$ 1.53		$ 1.44
Non-controlling Interest - Redeemable Partnership Units
Disclosure of classes of share capital [line items]
Partnership distributions	$ (312)	[1]	$ (298)	[2]	$ (277)	[3]
Partnership preferred distributions	$ (16)	[1]	$ (16)	[2]	$ (19)	[3]
Partnership distributions (usd per share)	$ 1.62		$ 1.53		$ 1.44

[1]	Refer to Note 30, Distributions.
[2]	Refer to Note 30, Distributions.
[3]	Refer to Note 30, Distributions.
[4]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[5]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[6]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business.